Expense Example - Tuttle Capital UFO Disclosure ETF - Tuttle Capital UFO Disclosure ETF Class	Jan. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	$ 315